Schedule of Investments (unaudited)
June 30, 2025
iShares® India 50 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
Bharat Electronics Ltd.	1,913,035	$9,408,193
Automobiles — 7.0%
Bajaj Auto Ltd.	59,389	5,800,852
Eicher Motors Ltd.	73,415	4,843,487
Hero MotoCorp Ltd.	69,470	3,432,310
Mahindra & Mahindra Ltd.	472,382	17,533,499
Maruti Suzuki India Ltd.	70,163	10,149,189
Tata Motors Ltd.	1,115,522	8,949,293
		50,708,630
Banks — 31.1%
Axis Bank Ltd.	1,530,005	21,398,723
HDFC Bank Ltd.	4,076,260	95,162,155
ICICI Bank Ltd.	3,810,686	64,399,614
IndusInd Bank Ltd.	352,897	3,588,967
Kotak Mahindra Bank Ltd.	786,043	19,831,113
State Bank of India	2,054,046	19,648,439
		224,029,011
Chemicals — 0.9%
Asian Paints Ltd.	242,392	6,619,523
Construction & Engineering — 3.7%
Larsen & Toubro Ltd.	627,731	26,867,629
Construction Materials — 2.2%
Grasim Industries Ltd.	204,209	6,774,778
UltraTech Cement Ltd.	63,453	8,950,053
		15,724,831
Consumer Finance — 0.9%
Shriram Finance Ltd.	748,968	6,176,067
Electric Utilities — 1.2%
Power Grid Corp. of India Ltd.	2,422,244	8,466,097
Financial Services — 4.0%
Bajaj Finance Ltd.	1,420,671	15,515,649
Bajaj Finserv Ltd.	290,379	6,961,470
Jio Financial Services Ltd.(a)	1,751,795	6,682,244
		29,159,363
Food Products — 1.4%
Nestle India Ltd.	191,771	5,513,638
Tata Consumer Products Ltd.	347,710	4,456,808
		9,970,446
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	53,911	4,554,251
Hotels, Restaurants & Leisure — 1.6%
Eternal Ltd.(a)	3,715,893	11,444,193
Independent Power and Renewable Electricity Producers — 1.4%
NTPC Ltd.	2,534,912	9,898,658
Insurance — 1.5%
HDFC Life Insurance Co. Ltd.(b)	572,439	5,432,666
SBI Life Insurance Co. Ltd.(b)	239,389	5,131,676
		10,564,342
IT Services — 11.2%
HCL Technologies Ltd.	566,349	11,418,714
Infosys Ltd.	1,925,678	35,976,813
Tata Consultancy Services Ltd.	545,989	22,047,287
Security	Shares	Value
IT Services (continued)
Tech Mahindra Ltd.	339,600	$6,682,897
Wipro Ltd.	1,525,400	4,732,994
		80,858,705
Metals & Mining — 2.8%
Hindalco Industries Ltd.	774,157	6,263,262
JSW Steel Ltd.	507,407	6,043,758
Tata Steel Ltd.	4,418,868	8,241,570
		20,548,590
Oil, Gas & Consumable Fuels — 10.4%
Coal India Ltd.	1,214,179	5,552,246
Oil & Natural Gas Corp. Ltd.	2,079,075	5,921,483
Reliance Industries Ltd.	3,622,022	63,397,028
		74,870,757
Personal Care Products — 1.8%
Hindustan Unilever Ltd.	474,433	12,698,022
Pharmaceuticals — 3.0%
Cipla Ltd.	300,894	5,285,932
Dr Reddy's Laboratories Ltd.	325,536	4,876,967
Sun Pharmaceutical Industries Ltd.	576,444	11,268,378
		21,431,277
Specialty Retail — 1.2%
Trent Ltd.	118,780	8,611,119
Textiles, Apparel & Luxury Goods — 1.3%
Titan Co. Ltd.	220,511	9,490,341
Tobacco — 3.4%
ITC Ltd.	4,977,169	24,171,396
Trading Companies & Distributors — 0.6%
Adani Enterprises Ltd.	138,922	4,245,158
Transportation Infrastructure — 0.9%
Adani Ports & Special Economic Zone Ltd.	395,446	6,688,543
Wireless Telecommunication Services — 4.7%
Bharti Airtel Ltd.	1,457,129	34,161,020
Total Long-Term Investments — 100.1% (Cost: $246,612,419)		721,366,162
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	28,750,000	28,750,000
Total Short-Term Securities — 4.0% (Cost: $28,750,000)		28,750,000
Total Investments — 104.1% (Cost: $275,362,419)		750,116,162
Liabilities in Excess of Other Assets — (4.1)%		(29,863,187)
Net Assets — 100.0%		$720,252,975

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® India 50 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,220,000	$18,530,000 (a)	$—	$—	$—	$28,750,000	28,750,000	$278,921	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IFSC Nifty 50 Index	9	07/31/25	$461	$(2,656)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$721,366,162	$—	$721,366,162
Short-Term Securities
Money Market Funds	28,750,000	—	—	28,750,000
	$28,750,000	$721,366,162	$—	$750,116,162

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® India 50 ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,656)	$—	$(2,656)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.